Interests in Resource Properties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Iron ore royalty interest
Interests in Resource Properties
Expected future minimum sublease payments receivable	$ 3,250
Percentage of pre tax discount rate used to determine expected future cash flows			8.30%
Reversal of non cash impairment loss			$ 188,203	$ 188,203
Hydrocarbon properties
Interests in Resource Properties
Reversal of non cash impairment loss	$ 0	$ 0
Percentage of post tax discount rate			9.25%
Percentage of pre tax discount rate	10.00%	10.00%
Reasonably possible increase in discount rate (as a percent)	100.00%
Increase in net loss due to reasonably possible increase in discount rate		$ 388
Hydrocarbon development and production assets
Interests in Resource Properties
Reasonably possible increase in discount rate (as a percent)		100.00%
Increase in net loss due to reasonably possible increase in discount rate	$ 4,599